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                                 $1,293,888,780

                           Washington Mutual Bank, FA
                               Seller and Servicer

                           Credit Suisse First Boston
                            Mortgage Securities Corp.
                                    Depositor

           Mortgage-Backed Pass-Through Certificates, Series 1999-WM3
                                     Issuer

                        Supplement dated January 31, 2000
                                       to
                  prospectus supplement dated December 28, 1999
                                       to
                        prospectus dated December 3, 1999
                                   ----------


Capitalized terms used herein and not otherwise defined herein have the meanings assigned in the Prospectus Supplement dated December 28, 1999.

The Prospectus Supplement is hereby revised as follows: The second sentence of the second paragraph under "Federal Income Tax Consequences" is replaced by the following:

The prepayment assumption that will be used in determining the rate of accrual of original issue discount, market discount and premium, if any, for federal income tax purposes will be based on the assumption that, subsequent to the date of any determination, the Mortgage Loans will prepay at a rate equal to 185% of the Prepayment Assumption in the case of the Class 1 A Certificates and the Class 1 M-1, Class 1 M-2 and Class 1 M-3 Certificates, and the Mortgage Loans will prepay at a rate equal to 250% of the Prepayment Assumption in the case of the Class 2 A Certificates and the Class 2 M-1, Class 2 M-2 and Class 2 M-3 Certificates.



                   -------------------------------------------

                           Credit Suisse First Boston
                                January 31, 2000



         Dealers will be required to deliver a supplement, prospectus supplement and prospectus when acting as underwriters of the certificates offered hereby and with respect to their unsold allotments or subscriptions. In addition, all dealers selling the Class A and Class M Certificates, whether or not participating in this offering, may be required to deliver a supplement, prospectus supplement and prospectus until March 27, 2000.